Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories

(CHF in millions)	6/30/2026	12/31/2025

Shoes	398.4	344.3
Apparel	84.9	88.1
Accessories	15.5	12.8
Allowances	(25.9)	(25.5)
Inventories(1)	472.9	419.8
(1) Inventories are primarily comprised of finished goods.